J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Research Enhanced Equity Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated February 2, 2016

to the Prospectuses and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, the portfolio manager information for JPMorgan International Research Enhanced Equity Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Demetris Georghiou	2014	Executive Director
Piera Elisa Grassi	2016	Executive Director
Ido Eisenberg	2014	Executive Director
James Cook	2014	Executive Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

International Research Enhanced Equity Fund

The Fund is managed by Demetris Georghiou, Piera Elisa Grassi, Ido Eisenberg and James Cook. Mr. Georghiou, an Executive Director of JPMIM and a CFA charterholder, has been a portfolio manager on the Global Research Enhanced Index and Europe Research Driven Process teams since 2012 and an employee since 2007. Previously, he was an analyst on the Global Research Enhanced Index team. Ms. Grassi, an Executive Director of JPMIM, has been a portfolio manager on the Global and International Research Enhanced Equity team based in London and an employee since 2004. She was previously a portfolio manager and quantitative analyst for the Global Research Enhanced Equity team. Mr. Eisenberg, an Executive Director of JPMIM and a CFA charterholder, has been a portfolio manager on the Global Research Enhanced Index and Europe Research Driven Process teams since 2010 and an employee since 2002. Previously, he worked in the Technology Application Development Group, where he developed and supported applications for the Global Research Enhanced Index Team. Mr. Cook, an Executive Director of JPMIM and a CFA charterholder, has been a portfolio manager on the Global Research Enhanced Index team since 2012 and on the JPMorgan Diversified Return Global Equity ETF since its inception in 2014 and an employee of JPMIM or its affiliates since 2007. He was previously a research analyst responsible for covering the developed Asia financial stocks from 2010 to 2012 and an assistant research analyst on the European mining desk prior to 2010.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

SUP-IREE-216

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Research Enhanced Equity Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated February 2, 2016

to the Statement of Additional Information dated March 1, 2015 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan International Research Enhanced Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Research Enhanced Equity Fund
Demetris Georghiou	2	$7,084	7	$2,083,314	10	$2,718,472
Piera Elisa Grassi*	2	8,305,548	2	118,193	15	2,213,681
Ido Eisenberg	5	3,652,074	9	2,420,906	11	2,337,145
James Cook	2	3,550,841	2	706,845	6	1,426,065

*	As of October 31, 2015

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Research Enhanced Equity Fund
Demetris Georghiou	0	$0	2	$72,921	1	$283,632
Piera Elisa Grassi*	0	0	1	937,583	1	1,235,993
Ido Eisenberg	0	0	3	696,202	2	1,492,161
James Cook	0	0	0	0	1	1,208,529

*	As of October 31, 2015

SUP-SAI-IREE-216

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2014:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Research Enhanced Equity Fund
Demetris Georghiou	X
Piera Elisa Grassi*	X
Ido Eisenberg	X
James Cook	X

*	As of October 31, 2015

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE